UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FIS Bright Portfolios Focused Equity ETF
BRIF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the FIS Bright Portfolios Focused Equity ETF (the “Fund”)  for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://faithinvestorservices.com/etfs/brif/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Bright Portfolios Focused Equity ETF	$36	0.65%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$103,620,952
Number of Holdings	50
Net Advisory Fee	$311,501
Portfolio Turnover	16%
30-Day SEC Yield	0.43%
Visit https://faithinvestorservices.com/etfs/brif/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	7.1%
Broadcom, Inc.	5.7%
Cisco Systems, Inc.	5.1%
Palo Alto Networks, Inc.	4.6%
Eli Lilly & Co.	3.7%
Linde PLC	3.6%
Arista Networks, Inc.	3.6%
First American Treasury Obligations Fund	3.1%
AbbVie, Inc.	2.9%
Coca-Cola Consolidated, Inc.	2.7%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/etfs/brif/.
FIS Bright Portfolios Focused Equity ETF	PAGE 1	TSR-SAR-78433H626

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Bright Portfolios Focused Equity ETF	PAGE 2	TSR-SAR-78433H626

FIS Christian Stock Fund
PRAY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the FIS Christian Stock Fund (the “Fund”)  for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Christian Stock Fund	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$71,146,977
Number of Holdings	74
Net Advisory Fee	$242,839
Portfolio Turnover	4%
30-Day SEC Yield	0.70%
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers
NVIDIA Corp.	6.0%
Casey’s General Stores, Inc.	3.6%
First American Treasury Obligations Fund	3.2%
Palo Alto Networks, Inc.	3.1%
Intuitive Surgical, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Toll Brothers, Inc.	2.7%
Broadcom, Inc.	2.6%
SBM Offshore NV	2.6%
HCA Healthcare, Inc.	2.4%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/pray/.
FIS Christian Stock Fund	PAGE 1	TSR-SAR-78433H204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Christian Stock Fund	PAGE 2	TSR-SAR-78433H204

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Semi-Annual Financial Statements and
Additional Information
November 30, 2025 (Unaudited)

FIS Bright Portfolios Focused Equity ETF	| BRIF	| NYSE Arca, Inc.
FIS Christian Stock Fund	| PRAY	| NYSE Arca, Inc.

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Automobiles - 1.9%
Tesla, Inc.(a)	4,674	$2,010,615
Beverages - 2.7%
Coca-Cola Consolidated, Inc.	17,281	2,815,939
Biotechnology - 5.9%
AbbVie, Inc.	13,218	3,009,739
Amgen, Inc.	4,302	1,486,169
Vertex Pharmaceuticals, Inc.(a)	3,687	1,598,720
		6,094,628
Capital Markets - 3.8%
Moody’s Corp.	4,001	1,963,611
S&P Global, Inc.	3,926	1,958,406
		3,922,017
Chemicals - 4.8%
DuPont de Nemours, Inc.	32,812	1,304,933
Linde PLC	9,055	3,715,448
		5,020,381
Commercial Services & Supplies - 1.8%
Waste Management, Inc.	8,412	1,832,722
Communications Equipment - 8.6%
Arista Networks, Inc.(a)	28,170	3,681,256
Cisco Systems, Inc.	68,100	5,239,614
		8,920,870
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	678	619,414
Electric Utilities - 0.8%
NRG Energy, Inc.	4,945	838,128
Electrical Equipment - 2.6%
Eaton Corp. PLC	5,819	2,012,734
Vertiv Holdings Co. - Class A	3,646	655,295
		2,668,029
Ground Transportation - 2.8%
Old Dominion Freight Line, Inc.	3,534	478,115
Uber Technologies, Inc.(a)	28,171	2,466,089
		2,944,204
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	19,884	2,563,048
Stryker Corp.	5,275	1,957,974
		4,521,022
Health Care Providers & Services - 1.1%
DaVita, Inc.(a)	9,367	1,121,043
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	9,961	1,781,624

	Shares	Value
Insurance - 6.5%
Allstate Corp.	9,275	$1,975,390
Chubb Ltd.	4,556	1,349,396
Travelers Cos., Inc.	4,668	1,367,070
W R Berkley Corp.	25,659	1,993,448
		6,685,304
Machinery - 6.2%
Caterpillar, Inc.	4,446	2,559,829
Cummins, Inc.	5,377	2,677,638
Illinois Tool Works, Inc.	4,739	1,181,338
		6,418,805
Metals & Mining - 1.4%
Nucor Corp.	8,791	1,402,077
Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc.	4,840	521,994
EQT Corp.	11,166	679,563
Exxon Mobil Corp.	11,721	1,358,698
Targa Resources Corp.	3,504	614,286
		3,174,541
Pharmaceuticals - 3.7%
Eli Lilly & Co.	3,574	3,843,730
Semiconductors & Semiconductor Equipment - 16.2%
Advanced Micro Devices, Inc.(a)	6,556	1,426,127
ASML Holding NV	736	780,160
Broadcom, Inc.	14,777	5,954,540
NVIDIA Corp.	41,393	7,326,561
Qnity Electronics, Inc.	16,406	1,330,362
		16,817,750
Software - 11.1%
Adobe, Inc.(a)	3,575	1,144,465
Crowdstrike Holdings, Inc. - Class A(a)	1,367	696,022
Oracle Corp.	11,564	2,335,350
Palo Alto Networks, Inc.(a)	25,285	4,807,437
Salesforce, Inc.	5,038	1,161,460
ServiceNow, Inc.(a)	1,681	1,365,661
		11,510,395
Specialty Retail - 4.6%
O’Reilly Automotive, Inc.(a)	19,742	2,007,761
TJX Cos., Inc.	17,991	2,733,193
		4,740,954
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. - Class C	5,023	669,817
TOTAL COMMON STOCKS (Cost $85,366,194)		100,374,009

The accompanying notes are an integral part of these financial statements.

1

FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%
First American Treasury Obligations Fund - Class X, 3.91%(b)	3,225,507	$3,225,507
TOTAL MONEY MARKET FUNDS (Cost $3,225,507)		3,225,507
TOTAL INVESTMENTS - 100.0% (Cost $88,591,701)		$103,599,516
Other Assets in Excess of Liabilities - 0.0%(c)		21,436
TOTAL NET ASSETS - 100.0%		$103,620,952

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

FIS Christian Stock Fund
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc.(a)	484	$261,428
Huntington Ingalls Industries, Inc.	1,834	575,179
		836,607
Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,027	56,480
Banks - 2.5%
Danske Bank AS - ADR	37,052	854,048
Sumitomo Mitsui Financial Group, Inc. - ADR	49,176	895,987
		1,750,035
Capital Markets - 2.3%
Blue Owl Capital, Inc. - Class A	36,549	548,235
Intercontinental Exchange, Inc.	7,013	1,103,145
		1,651,380
Commercial Services & Supplies - 3.6%
GFL Environmental, Inc.	36,741	1,670,613
Republic Services, Inc.	3,963	860,209
		2,530,822
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	1,452	1,418,517
Construction Materials - 2.2%
Holcim AG	82,950	1,551,165
Consumer Staples Distribution & Retail - 5.3%
Casey’s General Stores, Inc.	4,480	2,555,661
Costco Wholesale Corp.	1,190	1,087,172
Sprouts Farmers Market, Inc.(a)	1,936	162,256
		3,805,089
Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	44,800	724,864
Diversified Consumer Services - 1.0%
Grand Canyon Education, Inc.(a)	4,733	746,583
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA - ADR	22,177	331,324
Electric Utilities - 2.0%
American Electric Power Co., Inc.	7,031	870,227
NextEra Energy, Inc.	6,760	583,320
		1,453,547
Electronic Equipment, Instruments & Components - 0.9%
Trimble, Inc.(a)	7,855	639,554
Energy Equipment & Services - 3.9%
SBM Offshore NV	64,597	1,842,716
Tenaris SA - ADR	22,873	919,952
		2,762,668

	Shares	Value
Financial Services - 2.3%
Corpay, Inc.(a)	2,519	$745,120
Equitable Holdings, Inc.	19,724	920,914
		1,666,034
Food Products - 1.1%
Bunge Global SA	8,301	797,477
Ground Transportation - 1.5%
Canadian Pacific Kansas City Ltd.	7,840	568,949
Old Dominion Freight Line, Inc.	3,714	502,467
		1,071,416
Health Care Equipment & Supplies - 5.0%
Edwards Lifesciences Corp.(a)	7,392	640,665
Intuitive Surgical, Inc.(a)	3,842	2,203,310
Stryker Corp.	1,834	680,744
		3,524,719
Health Care Providers & Services - 3.0%
HCA Healthcare, Inc.	3,420	1,738,352
Quest Diagnostics, Inc.	1,936	366,252
		2,104,604
Hotels, Restaurants & Leisure - 1.0%
Domino’s Pizza, Inc.	1,623	681,060
Household Durables - 4.0%
Lennar Corp. - Class A	6,790	891,527
Toll Brothers, Inc.	13,770	1,925,459
		2,816,986
Insurance - 4.6%
Aflac, Inc.	8,556	943,812
AIA Group Ltd. - ADR	22,441	936,239
Everest Re Group Ltd.	2,069	650,266
Progressive Corp.	3,380	773,310
		3,303,627
IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	9,454	734,670
Life Sciences Tools & Services - 1.0%
Danaher Corp.	3,211	728,191
Machinery - 4.7%
Caterpillar, Inc.	1,705	981,671
Deere & Co.	1,705	791,955
Oshkosh Corp.	4,447	570,017
Parker-Hannifin Corp.	1,140	982,338
		3,325,981
Media - 0.5%
Trade Desk, Inc. - Class A(a)	8,212	324,867
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	13,530	581,519

The accompanying notes are an integral part of these financial statements.

3

FIS Christian Stock Fund
Schedule of Investments
November 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities - 1.6%
Engie SA - ADR	45,939	$1,170,526
Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips	6,132	543,847
EOG Resources, Inc.	4,712	508,189
		1,052,036
Pharmaceuticals - 0.8%
Zoetis, Inc.	4,718	604,753
Professional Services - 0.8%
FTI Consulting, Inc.(a)	3,507	572,167
Semiconductors & Semiconductor Equipment - 11.6%
Broadcom, Inc.	4,676	1,884,241
NVIDIA Corp.	24,234	4,289,418
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,014	2,044,651
		8,218,310
Software - 8.6%
Check Point Software Technologies Ltd.(a)	6,049	1,129,772
Datadog, Inc. - Class A(a)	5,179	828,692
Manhattan Associates, Inc.(a)	2,512	443,242
Palantir Technologies, Inc. - Class A(a)	1,260	212,247
Palo Alto Networks, Inc.(a)	11,732	2,230,605
ServiceNow, Inc.(a)	1,576	1,280,358
		6,124,916
Specialty Retail - 3.1%
O’Reilly Automotive, Inc.(a)	10,791	1,097,445
Tractor Supply Co.	17,628	965,662
Valvoline, Inc.(a)	5,000	156,550
		2,219,657
Technology Hardware, Storage & Peripherals - 2.3%
FUJIFILM Holdings Corp.(a) - ADR	70,731	757,529
NetApp, Inc.	7,622	850,310
		1,607,839
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA - ADR	2,420	590,190
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	1,388	1,131,470

	Shares	Value
Wireless Telecommunication Services - 2.9%
Tele2 AB - Class B	36,960	$588,586
TIM SA/Brazil - ADR	63,308	1,486,472
		2,075,058
TOTAL COMMON STOCKS (Cost $51,149,687)		67,286,708
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Health Care REITs - 1.0%
Welltower, Inc.	3,380	703,783
Specialized REITs - 0.8%
American Tower Corp.	2,688	487,254
Millrose Properties, Inc. – Class A	3,365	102,498
		589,752
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,101,264)		1,293,535
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Treasury Obligations Fund - Class X, 3.91%(b)	2,275,894	2,275,894
TOTAL MONEY MARKET FUNDS (Cost $2,275,894)		2,275,894
TOTAL INVESTMENTS - 99.6% (Cost $54,526,845)		$70,856,137
Other Assets in Excess of Liabilities - 0.4%		290,840
TOTAL NET ASSETS - 100.0%		$71,146,977

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund
ASSETS:
Investments, at value	$ 103,599,516	$ 70,856,137
Foreign currency, at value	—	233,059
Dividends receivable	75,948	76,332
Dividend tax reclaims receivable	—	20,987
Total assets	103,675,464	71,186,515
LIABILITIES:
Payable to adviser	54,512	39,538
Total liabilities	54,512	39,538
NET ASSETS	$ 103,620,952	$ 71,146,977
Net Assets Consists of:
Paid-in capital	$85,896,741	$ 57,075,398
Total distributable earnings	17,724,211	14,071,579
Total net assets	$ 103,620,952	$ 71,146,977
Net assets	$ 103,620,952	$ 71,146,977
Shares issued and outstanding(a)	3,392,000	2,240,000
Net asset value per share	$30.55	$31.76
Cost:
Investments, at cost	$88,591,701	$ 54,526,845
Foreign currency, at cost	$—	$218,870

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	FIS Bright Portfolios Focused Equity ETF	FIS Christian Stock Fund
INVESTMENT INCOME:
Dividend income	$553,648	$377,574
Dividend withholding taxes	(204)	(10,946)
Total investment income	553,444	366,628
EXPENSES:
Investment advisory fee	311,501	242,839
Total expenses	311,501	242,839
Net investment income	241,943	123,789
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,160,157)	34,987
In-kind redemptions	4,712,239	1,032,229
Net realized gain (loss)	3,552,082	1,067,216
Net change in unrealized appreciation (depreciation) on:
Investments	11,603,281(a)	3,722,292
Foreign currency translation	—	4,851
Net change in unrealized appreciation (depreciation)	11,603,281	3,727,143
Net realized and unrealized gain (loss)	15,155,363	4,794,359
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,397,306	$ 4,918,148

(a)	See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

6

STATEMENTS OF CHANGES IN NET ASSETS

	FIS Bright Portfolios Focused Equity ETF		FIS Christian Stock Fund
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$241,943	$248,850	$123,789	$558,706
Net realized gain (loss)	3,552,082	4,294,428	1,067,216	(513,889)
Net change in unrealized appreciation (depreciation)	11,603,281	(1,903,243)	3,727,143	4,997,174
Net increase (decrease) in net assets from operations	15,397,306	2,640,035	4,918,148	5,041,991
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(7,759)	—	(477,653)
Total distributions to shareholders	—	(7,759)	—	(477,653)
CAPITAL TRANSACTIONS:
Subscriptions	19,676,520	117,269,463(b)	622,310	11,507,937
Redemptions	(16,179,347)	(35,175,266)	(3,113,434)	(889,767)
Net increase (decrease) in net assets from capital transactions	3,497,173	82,094,197	(2,491,124)	10,618,170
Net increase (decrease) in net assets	18,894,479	84,726,473	2,427,024	15,182,508
NET ASSETS:
Beginning of the period	84,726,473	—	68,719,953	53,537,445
End of the period	$ 103,620,952	$84,726,473	$ 71,146,977	$ 68,719,953
SHARES TRANSACTIONS:
Subscriptions	690,000	4,662,000	20,000	390,000
Redemptions	(570,000)	(1,390,000)	(100,000)	(30,000)
Total increase (decrease) in shares outstanding	120,000	3,272,000	(80,000)	360,000

(a)	Inception date of the Fund was December 20, 2024.
(b)	See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

7

FIS BRIGHT PORTFOLIOS FOCUSED EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.89	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.09
Net realized and unrealized gain (loss) on investments(c)	4.59	0.81
Total from investment operations	4.66	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period	$30.55	$25.89
Total return(d)	17.97%	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,621	$84,726
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.50%	0.77%
Portfolio turnover rate(d)(f)	16%	34%

(a)	Inception date of the Fund was December 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

FIS CHRISTIAN STOCK FUND
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,			Period Ended May 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$29.62	$27.32	$22.49	$23.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.26	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	2.09	2.26	4.76	(0.80)	(1.88)
Total from investment operations	2.14	2.52	5.04	(0.54)	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.22)	(0.21)	(0.26)	—
Total distributions	—	(0.22)	(0.21)	(0.26)	—
ETF transaction fees per share	—	—	0.00(d)	—	0.01
Net asset value, end of period	$31.76	$29.62	$27.32	$22.49	$23.29
Total return(e)	7.23%	9.23%	22.45%	−2.29%	−6.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,147	$68,720	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.35%	0.90%	1.09%	1.18%	2.14%
Portfolio turnover rate(e)(g)	4%	19%	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Bright Portfolios Focused Equity ETF (the “Bright Portfolios ETF”) and FIS Christian Stock Fund (the “Christian Stock Fund”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Bright Portfolios ETF is to seek long term capital appreciation and the investment objective of the Christian Stock Fund is to seek long-term growth of capital and income.
The FIS Christian Stock Fund, a series of the FIS Trust, acquired all of the assets and liabilities of the FIS Christian Stock Fund, a series of NEOS ETF Trust in a tax-free reorganization on December 31, 2025. On July 18, 2025, the FIS Knights of Columbus Global Belief ETF, a former series of FIS Trust, cease to trade on the NYSE ARCA, Inc. and subsequently liquidated it assets and distributed the proceeds to its remaining shareholders.
Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.
Bright Portfolios, LLC acts as the sub-adviser to the Bright Portfolios ETF.
Vident Asset Management acts as the trading sub-adviser responsible for trading portfolio securities for the Bright Portfolios ETF.
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not

10

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2025, there were no securities held by the Funds that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:
FIS Bright Portfolios Focused Equity ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$100,374,009	$—	$—	$100,374,009
Money Market Funds	3,225,507	—	—	3,225,507
Total Investments	$103,599,516	$—	$—	$103,599,516

FIS Christian Stock Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$67,286,708	$—	$—	$67,286,708
Real Estate Investment Trusts - Common	1,293,535	—	—	1,293,535
Money Market Funds	2,275,894	—	—	2,275,894
Total Investments	$70,856,137	$—	$—	$70,856,137

Refer to the Schedule of Investments for further disaggregation of investment categories.

11

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution. Each Fund records the dividends it receives from underlying investments as dividends receivable (asset) and dividend income (income) on ex-dividend date. On pay-date, cash is received from the dividend payment and the dividends receivable account is relieved.

F.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Bright Portfolios ETF	$(5,613,148)	$5,613,148
Christian Stock Fund	$(300,669)	$300,669

12

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
As of November 30, 2025, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Bright Portfolios, LLC acts as the sub-adviser and Vident Asset Management acts as the trading sub-adviser to the Bright Portfolios ETF and Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”) through the reporting period. On December 31, 2025, Capital Insight Partners, LLC ceased to be the sub-adviser for FIS Christian Stock Fund.
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Pursuant to the Investment Advisory Agreement, the Bright Portfolios ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.65% and the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68%, based on each Fund’s average daily net assets. For the period ended November 30, 2025, Bright Portfolios ETF and Christian Stock Fund incurred $311,501 and $242,839, respectively, in management fees.
Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.
Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Distribution and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

13

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases	Sales
Bright Portfolios ETF	$14,537,242	$14,794,728
Christian Stock Fund	5,299,176	2,647,915

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Bright Portfolios ETF	$18,899,288	$14,718,234
Christian Stock Fund	575,742	2,944,570

NOTE 5 – TAX MATTERS
The tax character of the distributions paid during the period ended November 30, 2025 and the year ended May 31, 2025 are as follows:

	Period Ended November 30, 2025 Ordinary Income	Year Ended May 31, 2025 Ordinary Income
Bright Portfolios ETF	$—	$7,759
Christian Stock Fund	—	477,653

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2025, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Bright Portfolios ETF	$443,084	$23,271	$466,355
Christian Stock Fund	$1,554,869	$2,234,393	$3,789,262

As of May 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Bright Portfolios ETF	Christian Stock Fund
Federal income tax cost of investments	$82,119,051	$55,773,865
Aggregate gross unrealized appreciation	5,997,211	14,672,833
Aggregate gross unrealized (depreciation)	(3,445,264)	(2,076,800)
Net unrealized appreciation (depreciation)	2,551,947	12,596,033
Undistributed Ordinary Income	241,313	336,781
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	241,313	336,781
Accumulated capital and other gain/(loss)	(466,355)	(3,779,383)
Total distributable earnings (accumulated loss)	$2,326,905	$9,153,431

14

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 6 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Bright Portfolios ETF and the Christian Stock Fund are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Christian Stock Fund, has voting power of 786,867 shares of the Christian Stock Fund, representing 35.13% of the shares outstanding. Faith Investor Services, LLC, the investment adviser to the Christian Stock Fund, has voting power of 859,063 shares of the Christian Stock Fund, representing 38.35% of the shares outstanding.
NOTE 8 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 10 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Fund Principal Executive Officer and Chief Executive Officer at the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and

15

NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the period were determined to not be significant.
NOTE 11 – FIS BRIGHT PORTFOLIOS FOCUSED EQUITY ETF IN-KIND CONTRIBUTION
As part of FIS Bright Portfolios Focused Equity ETF’s (“the Fund”) commencement of operations on December 20, 2024, the Fund received an in-kind contribution from accounts managed by Bright Portfolios, LLC, which consisted of $21,559,443 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 20, 2024 was $16,251,665, resulting in net unrealized appreciation on investments of $5,307,778 as of that date. As a result of the in-kind contribution, the Fund issued 862,000 shares at a $25.01 per share net asset value.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
The FIS Christian Stock Fund, a series of the FIS Trust, acquired all of the assets and liabilities of the FIS Christian Stock Fund, a series of NEOS ETF Trust in a tax-free reorganization on December 31, 2025. On December 31, 2025, Capital Insight Partners, LLC ceased to be the sub-adviser for FIS Christian Stock Fund. On December 29, 2025, FIS Bright Portfolios Focused Equity ETF held a special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of the FIS Bright Portfolios Focused Equity ETF were asked to approve an Agreement and Plan of Reorganization pursuant to which Bright Portfolios Focused Equity ETF will be reorganized into a new shell series of FIS Trust, as approved by the Board of Trustees of NEOS ETF Trust. The Special Meeting for Bright Portfolios Focused Equity ETF was adjourned to January 21, 2026 so that Bright Portfolios Focused Equity ETF may solicit additional votes of shares necessary to approve the reorganization.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

16

OTHER NON-AUDITED INFORMATION
November 30, 2025 (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2025 were as follows:

FIS Bright Portfolios Focused Equity ETF	100.00%
FIS Christian Stock Fund	76.60%

For the year ended May 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Bright Portfolios Focused Equity ETF	0.00%
FIS Christian Stock Fund	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

17

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

18

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: FIS Christian Stock Fund held a special meeting of shareholders on December 29, 2025 (which occurred after the end date of this reporting period) where PRAY’s shareholders approved the reorganization of PRAY into FIS Trust, as approved by PRAY’s Board of Trustees. The PRAY reorganization closed on December 31, 2025.
On December 29, 2025 (which occurred after the end date of this reporting period), FIS Bright Portfolios Focused Equity ETF held a special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of the FIS Bright Portfolios Focused Equity ETF were asked to approve an Agreement and Plan of Reorganization pursuant to which Bright Portfolios Focused Equity ETF will be reorganized into a new shell series of FIS Trust, as approved by the Board of Trustees of NEOS ETF Trust. The Special Meeting for Bright Portfolios Focused Equity ETF was adjourned to January 21, 2026 so that Bright Portfolios Focused Equity ETF may solicit additional votes of shares necessary to approve the reorganization.

19

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

20

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response:
Board Approval of Investment Advisory and Sub-Advisory Agreements for FIS Christian Stock Fund
On June 3, 2025, Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services provided by Faith Investor Services, LLC (“FIS”), including the experience and qualifications of the personnel providing such services; (ii) the performance history of FIS Christian Stock Fund (PRAY) (the “FIS ETF”); (iii) the fees and expenses of the FIS ETF; (iv) the profitability of FIS for managing the FIS ETF; (v) economies of scale; (vi) possible fall-out benefits to FIS and its affiliates (i.e., the ancillary benefits realized by FIS and its affiliates from FIS’ relationship with the FIS ETF); and (vii) possible conflicts of interest. In considering the renewal of the Management Agreements.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the advisory agreements.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by FIS related to the proposed renewal of the Advisory Agreement, including a description of its oversight of Capital Insight Partners, LLC (“CIP”) (the “Sub-Adviser”), a review of the professional personnel who perform services for the FIS ETF, FIS’s compliance and risk management infrastructure, its financial strength and resources, and how it monitors the Sub-Adviser’s investment processes and other responsibilities. The Board also noted the responsibilities that FIS has as investment adviser to the FIS ETF, including: voting proxies on behalf of the FIS ETF, the oversight of the Sub-Adviser with respect to their adherence to the FIS ETF’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Sub-Adviser’s performance, reviewing and overseeing brokerage and general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the FIS ETF. The Board also considered research support available to, and management capabilities of, management personnel of FIS, noting FIS services in relation to day-to-day fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.
Additionally, the Board received satisfactory responses from the representative of FIS with respect to a series of questions, including: whether FIS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicted with their management of the FIS ETF; and the procedures in place to adequately allocate trades among its respective clients. The Board noted that FIS had reported no material compliance or litigation issues. The Board concluded that FIS had sufficient quality and depth of personnel, resources, investment methods and

21

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, had provided overall satisfactory management services to the FIS ETF.
Performance.
PRAY. The Board reviewed the Fund’s performance over various periods, noting that the Fund had underperformed its peer group, Morningstar category, and the MSCI World Index over the 1-year and since inception periods. The Board recognized that the Fund had outperformed its peer group over the 3-year period but underperformed its Morningstar category and the MSCI World Index over the same period. The Board acknowledged that FIS attributed much of PRAY’s underperformance to its screening guidelines that eliminated many of the “Magnificent 7” technology companies from the Fund’s portfolio. The Board concluded that FIS was managing PRAY in accordance with its investment objective.
Fees and Expenses.
The Board discussed the comparison of advisory fees and total operating expense data and reviewed FIS ETF’s advisory fee, which were unitary fees, and overall expenses compared to peer groups comprised of funds selected by FIS, which had similar investment objectives and faith-based strategies. The Board discussed that under the unitary fee arrangement, FIS is contractually obligated to pay the fees of the FIS ETF’s service providers, with the exception of the advisory fee and certain other expenses. Accordingly, the Board agreed that a comparison of the FIS ETF’s unitary management fee to the total expense ratios of the funds in their respective peer group and Morningstar category was appropriate.
PRAY. The Board observed that the advisory fee charged by FIS to the Fund was higher than the average expense ratio of its peer group and Morningstar category. The Board considered FIS’ position that many of the peer funds were passively managed and that its screening guidelines were more labor intensive than the screening guidelines of other actively managed funds in its peer group, which justified the higher fee. The Board concluded that the management fee for PRAY was not unreasonable, and that the allocation of sub-advisory fee and amount retained by FIS was reasonable given their respective responsibilities.
Economies of Scale. The Board considered whether FIS had achieved economies of scale with respect to the management of the FIS ETF. The Board noted that FIS had indicated its willingness to continue monitoring for opportunities to implement breakpoints as the FIS ETF increased its assets. The Board determined that to the extent material economies of scale were achieved in the future, and such economies of scale had not been shared with the FIS ETF, the Board would seek to have those economies of scale shared with the FIS ETF in connection with future renewals of the Advisory Agreement.
Profitability. The Board reviewed FIS’s profitability analysis in connection with its advisory services for the FIS ETF and noted that FIS earned a small profit from PRAY. The Board concluded that profits earned by FIS with respect to PRAY were not unreasonable in terms of percentage or actual dollars.
Conclusion. Having requested and received such information from FIS as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board concluded that approval of the Management Agreement was in the best interest of the FIS ETF and its shareholders.
Capital Insight Partners, LLC—Sub-Adviser to PRAY
The Board turned to the renewal of the sub-advisory agreement among FIS, CIP, and the Trust on behalf of PRAY. The Board examined CIP’s responses to a series of questions with respect to PRAY regarding, among other things, the sub-advisory services it provided, comparative fee and expense information, performance data, its profitability analysis, and its consideration of economies of scale. It was noted that FIS and PRAY’s investment adviser, recommended approving the sub-advisory agreement.
Nature, Extent, and Quality of Services. The Board noted the experience of the portfolio management and research personnel of CIP, including their experience in the investment field, education and industry credentials. The Board discussed that it had received satisfactory responses from CIP with respect to a series of questions, including whether CIP is involved in any lawsuits or pending regulatory actions. The Board discussed CIP’s compliance structure, broker-dealer selection process, and security selection process. The Board also noted CIP’s affiliation with FIS. The Board concluded that CIP had provided satisfactory investment management services to PRAY.

22

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Performance. The Board recalled its discussion of the Fund’s performance when considering approval of the Advisory Agreement. The Trustees further considered the performance of the Fund compared to separate accounts managed by CIP with investment strategies similar to the Fund. The Board concluded that CIP had provided satisfactory returns to the Fund and its shareholders.
Fees and Expenses. The Board discussed the sub-advisory fee payable to CIP, noting it was paid by FIS and not by the Fund. FIS confirmed to the Board that FIS believed the sub-advisory fees paid to CIP were reasonable in light of the quality of the services performed by CIP and allocation of responsibilities between FIS and CIP. The Board also noted that the fee charged by CIP was below the fee that it charges to other accounts pursuing a similar strategy. Based on the representations of FIS and CIP and the materials provided, the Board concluded that the sub-advisory fee paid to CIP was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was acceptable.
Economies of Scale. The Board considered whether CIP realized any economies of scale with respect to the sub-advisory services provided to PRAY. The Board agreed this was primarily an adviser level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense.
Profitability. The Board reviewed the profitability analysis provided by CIP, noting that CIP was sub-advising PRAY at a loss. Consequently, the Board concluded that excessive profitability was not an issue for CIP at this time.
Conclusion. Having requested and received such information from CIP as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement with respect to PRAY, and as assisted by the advice of independent counsel, the Board determined that approval of the Sub-Advisory Agreement was in the best interest of PRAY and its shareholders.

23

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 4, 2026

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	February 4, 2026